INCOME TAXES - Income Tax Expense (Benefit) Attributable to Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes Paid, Net	$ 150.9	$ 198.2	$ 114.3
Current:
Federal	84.0	13.0	(147.9)
Foreign	124.0	106.8	199.6
State	(3.0)	8.8	9.3
Total current	205.0	128.6	61.0
Deferred:
Federal	(77.1)	15.7	26.8
Foreign	(50.4)	(59.0)	(29.2)
State	(8.2)	(7.1)	(6.3)
Total deferred	(135.7)	(50.4)	(8.7)
Income taxes on continuing operations	69.3	78.2	52.3
Income Tax Refund	64.6	50.6	74.6
Income Tax Holiday, Aggregate Dollar Amount		$ 3.1	$ 3.5